Derivative Instruments (Details 3) - Millburn Multi-Markets Trading L.P. [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Average bought	$ 62,165	$ 83,397
Average sold	63,168	85,320
Average notional	$ 3,706,000,000	$ 9,858,000,000